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                                        NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue
                                        New York, NY 10010
                                        Bus: 212-576-7558
                                        Fax: 212-447-0569
                                        E-mail: charles_a_whites@newyorklife.com
                                        www.newyorklife.com

                                        CHARLES A. WHITES, JR.
                                        ASSISTANT GENERAL COUNSEL

September 7, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: New York Life Insurance and Annuity Corporation
    VLI Separate Account
    File No. 811-03833

Commissioners:

The Semi-Annual Reports dated June 30, 2010 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of New York Life Insurance and Annuity Corporation VLI Separate Account of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of MainStay VP Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000887340, File No. 811-03833.

                                        Sincerely,


                                        /s/ Charles A. Whites, Jr.

                                        Charles A. Whites, Jr.
                                        Assistant General Counsel